GOODWILL AND INTANGIBLE ASSETS - Goodwill by Reporting Units (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Goodwill:
Impairments	$ 28,000,000	$ 0	$ 31,000,000	$ 0
Goodwill		21,659,000,000	22,349,000,000	23,592,000,000	$ 25,009,000,000
Global Consumer Banking(1)
Goodwill:
Impairments			0
Goodwill		12,530,000,000	12,704,000,000	13,083,000,000
Institutional Clients Group
Goodwill:
Impairments			0
Goodwill		9,085,000,000	9,545,000,000	10,190,000,000
Citi Holdings
Goodwill:
Impairments			31,000,000
Goodwill		44,000,000	100,000,000	$ 319,000,000
Citi Holdings | Citi Holdings-Consumer Latin America
Goodwill:
Impairments			$ (15,000,000)
Operating Segments | Global Consumer Banking(1) | Reporting units | North America Global Consumer Banking
Goodwill:
Goodwill		$ 6,730,000,000
Fair value as a percent of allocated book value		148.00%
Operating Segments | Global Consumer Banking(1) | Reporting units | Asia Global Consumer Banking
Goodwill:
Goodwill		$ 4,709,000,000
Fair value as a percent of allocated book value		157.00%
Operating Segments | Global Consumer Banking(1) | Reporting units | Latin America Global Consumer Banking
Goodwill:
Goodwill		$ 1,092,000,000
Fair value as a percent of allocated book value		180.00%
Operating Segments | Institutional Clients Group | Reporting units | ICG—Banking
Goodwill:
Goodwill		$ 2,694,000,000
Fair value as a percent of allocated book value		194.00%
Operating Segments | Institutional Clients Group | Reporting units | ICG—Markets and Securities Services
Goodwill:
Goodwill		$ 6,390,000,000
Fair value as a percent of allocated book value		115.00%
Operating Segments | Citi Holdings | Reporting units | Citi Holdings-Consumer Latin America
Goodwill:
Goodwill		$ 16,000,000
Fair value as a percent of allocated book value		107.00%
Operating Segments | Citi Holdings | Reporting units | Citi Holdings, REL
Goodwill:
Goodwill		$ 28,000,000
Fair value as a percent of allocated book value		38.00%